INCOME TAXES - Components of net income (loss) before income taxes (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
United States			$ 104,984	$ (27,823)
Foreign			31,142	(36)
INCOME BEFORE INCOME TAXES	$ 92,151	$ 52,942	$ 136,126	$ (27,859)